SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total	$ 108,353	$ 156,402	$ 212,274	$ 319,024	$ 248,837	$ 306,928
UNITED STATES
Operating Loss Carryforwards [Line Items]
Current income tax expense			105,074	154,485	20,071	46,621
Deferred income tax expense
Seychelles [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
HONG KONG
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense			107,200	164,539	228,766	260,307
Deferred income tax expense